UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2018

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 6.9%
AT&T Inc.	95,276	$2,719,177
BCE Inc.	86,456	3,415,303
Bezeq The Israeli Telecommunication Corp., Ltd.	1,757,555	1,718,929	(a)
HKT Trust & HKT Ltd.	2,415,000	3,477,101	(a)
Nippon Telegraph & Telephone Corp.	69,700	2,837,909	(a)
PCCW Ltd.	5,067,000	2,915,030	(a)
Swisscom AG, Registered Shares	5,049	2,416,241	(a)
Verizon Communications Inc.	57,000	3,204,540

Total Diversified Telecommunication Services		22,704,230

Media - 1.9%
Eutelsat Communications SA	131,956	2,609,541	(a)
SES SA, FDR	183,019	3,505,522	(a)

Total Media		6,115,063

Wireless Telecommunication Services - 1.9%
KDDI Corp.	118,400	2,821,481	(a)
NTT DOCOMO Inc.	146,500	3,289,655	(a)

Total Wireless Telecommunication Services		6,111,136

TOTAL COMMUNICATION SERVICES		34,930,429

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.7%
Bridgestone Corp.	92,200	3,538,483	(a)
Sumitomo Rubber Industries Ltd.	168,900	2,010,108	(a)

Total Auto Components		5,548,591

Automobiles - 1.6%
Ford Motor Co.	365,094	2,792,969
Subaru Corp.	108,200	2,309,824	(a)

Total Automobiles		5,102,793

Hotels, Restaurants & Leisure - 4.6%
Brinker International Inc.	50,764	2,232,601
Cedar Fair LP	28,588	1,352,212
Cheesecake Factory Inc.	30,133	1,311,087
Darden Restaurants Inc.	24,843	2,480,822
Dunkin’ Brands Group Inc.	44,000	2,821,280
McDonald’s Corp.	26,752	4,750,352

Total Hotels, Restaurants & Leisure		14,948,354

Multiline Retail - 1.0%
Kohl’s Corp.	49,000	3,250,660

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Specialty Retail - 2.3%
American Eagle Outfitters Inc.	144,148	$2,786,381
Foot Locker Inc.	26,395	1,404,214
TJX Cos. Inc.	74,662	3,340,378

Total Specialty Retail		7,530,973

Textiles, Apparel & Luxury Goods - 0.7%
Yue Yuen Industrial Holdings Ltd.	732,000	2,335,880	(a)

TOTAL CONSUMER DISCRETIONARY		38,717,251

CONSUMER STAPLES - 14.1%
Beverages - 1.8%
Asahi Group Holdings Ltd.	67,400	2,632,607	(a)
PepsiCo Inc.	30,445	3,363,564

Total Beverages		5,996,171

Food & Staples Retailing - 3.6%
Lawson Inc.	34,800	2,209,663	(a)
Walgreens Boots Alliance Inc.	28,935	1,977,128
Walmart Inc.	52,499	4,890,282
Wm Morrison Supermarkets PLC	970,458	2,630,338	(a)

Total Food & Staples Retailing		11,707,411

Food Products - 3.7%
Campbell Soup Co.	61,231	2,020,011
Flowers Foods Inc.	87,925	1,623,975
General Mills Inc.	48,864	1,902,764
Kellogg Co.	42,841	2,442,365
Nestle SA, Registered Shares	28,747	2,337,156	(a)
Uni-President Enterprises Corp.	730,000	1,652,135	(a)

Total Food Products		11,978,406

Household Products - 3.6%
Church & Dwight Co. Inc.	57,962	3,811,581
Clorox Co.	17,378	2,678,645
Kimberly-Clark Corp.	27,935	3,182,914
Procter & Gamble Co.	21,772	2,001,282

Total Household Products		11,674,422

Tobacco - 1.4%
Altria Group Inc.	41,610	2,055,118
Imperial Brands PLC	86,463	2,614,639	(a)

Total Tobacco		4,669,757

TOTAL CONSUMER STAPLES		46,026,167

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Caltex Australia Ltd.	86,719	$1,556,270	(a)
China Petroleum & Chemical Corp., Class H Shares	3,800,000	2,715,013	(a)
Enagas SA	100,000	2,700,260	(a)
Neste Oyj	42,689	3,296,040	(a)
Royal Dutch Shell PLC, Class A Shares	108,572	3,186,644	(a)
TC PipeLines LP	34,316	1,102,230
Valero Energy Corp.	38,482	2,884,995

TOTAL ENERGY		17,441,452

FINANCIALS - 11.1%
Banks - 4.4%
Aozora Bank Ltd.	70,700	2,096,520	(a)
Bankinter SA	310,226	2,479,419	(a)
Barclays PLC, ADR	300,000	2,262,000
Danske Bank A/S	90,536	1,793,870	(a)
JPMorgan Chase & Co.	25,250	2,464,905
Toronto-Dominion Bank	68,480	3,403,935

Total Banks		14,500,649

Insurance - 4.8%
Aflac Inc.	78,438	3,573,635
Axis Capital Holdings Ltd.	43,905	2,267,254
Hanover Insurance Group Inc.	27,316	3,189,689
Swiss Re AG	39,585	3,637,148	(a)
Talanx AG	82,915	2,828,873	(a)

Total Insurance		15,496,599

Mortgage Real Estate Investment Trusts (REITs) - 1.9%
AGNC Investment Corp.	166,696	2,923,848
Annaly Capital Management Inc.	344,362	3,381,635

Total Mortgage Real Estate Investment Trusts (REITs)		6,305,483

TOTAL FINANCIALS		36,302,731

HEALTH CARE - 12.9%
Biotechnology - 2.3%
AbbVie Inc.	47,000	4,332,930
Gilead Sciences Inc.	49,759	3,112,425

Total Biotechnology		7,445,355

Health Care Equipment & Supplies - 0.8%
Baxter International Inc.	40,760	2,682,823

Health Care Providers & Services - 2.5%
CVS Health Corp.	58,645	3,842,421
Humana Inc.	12,229	3,503,364
Miraca Holdings Inc.	45,200	1,018,788	(a)

Total Health Care Providers & Services		8,364,573

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.3%
Eli Lilly & Co.	42,971	$4,972,604
GlaxoSmithKline PLC	167,997	3,188,525	(a)
Johnson & Johnson	30,162	3,892,406
Merck & Co. Inc.	42,979	3,284,026
Pfizer Inc.	109,082	4,761,429
Roche Holding AG	14,759	3,649,521	(a)

Total Pharmaceuticals		23,748,511

TOTAL HEALTH CARE		42,241,262

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	12,883	3,373,285

Air Freight & Logistics - 0.4%
Royal Mail PLC	340,000	1,180,367	(a)

Airlines - 0.5%
Deutsche Lufthansa AG, Registered Shares	75,207	1,696,087	(a)

Commercial Services & Supplies - 2.4%
Republic Services Inc.	54,124	3,901,799
Waste Management Inc.	45,375	4,037,921

Total Commercial Services & Supplies		7,939,720

Construction & Engineering - 1.9%
Obayashi Corp.	339,600	3,049,362	(a)
Taisei Corp.	75,600	3,214,146	(a)

Total Construction & Engineering		6,263,508

Electrical Equipment - 0.8%
Emerson Electric Co.	41,743	2,494,144

Industrial Conglomerates - 1.0%
Jardine Matheson Holdings Ltd.	45,000	3,133,257	(a)

Transportation Infrastructure - 0.3%
Hutchison Port Holdings Trust, Class U Shares	4,157,800	1,015,964	(a)

TOTAL INDUSTRIALS		27,096,332

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 2.5%
Cisco Systems Inc.	111,836	4,845,854
Motorola Solutions Inc.	29,200	3,359,168

Total Communications Equipment		8,205,022

Electronic Equipment, Instruments & Components - 0.8%
Jabil Inc.	100,000	2,479,000

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
IT Services - 1.5%
Capgemini SE	25,538	$2,521,239	(a)
International Business Machines Corp.	21,610	2,456,409

Total IT Services		4,977,648

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	104,287	4,894,189
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	85,540	3,157,281
Texas Instruments Inc.	26,000	2,457,000

Total Semiconductors & Semiconductor Equipment		10,508,470

Software - 2.9%
Microsoft Corp.	64,052	6,505,762
Open Text Corp.	92,600	3,018,760

Total Software		9,524,522

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	27,915	4,403,312
HP Inc.	164,588	3,367,470
Ricoh Co. Ltd.	270,000	2,640,664	(a)

Total Technology Hardware, Storage & Peripherals		10,411,446

TOTAL INFORMATION TECHNOLOGY		46,106,108

MATERIALS - 1.2%
Chemicals - 1.2%
LyondellBasell Industries NV, Class A Shares	21,256	1,767,649
Nutrien Ltd.	43,834	2,058,772

TOTAL MATERIALS		3,826,421

REAL ESTATE - 1.7%
Real Estate Management & Development - 1.7%
Daito Trust Construction Co., Ltd.	22,300	3,045,835	(a)
Hysan Development Co., Ltd.	500,000	2,370,773	(a)

TOTAL REAL ESTATE		5,416,608

UTILITIES - 6.8%
Electric Utilities - 2.8%
CLP Holdings Ltd.	220,933	2,490,526	(a)
Southern Co.	81,100	3,561,912
Xcel Energy Inc.	60,000	2,956,200

Total Electric Utilities		9,008,638

Gas Utilities - 0.5%
Osaka Gas Co., Ltd.	91,600	1,673,763	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares	2,524,000	1,595,970	(a)

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 3.0%
Canadian Utilities Ltd., Class A Shares		65,000	$1,491,210
CMS Energy Corp.		77,776	3,861,578
National Grid PLC		174,373	1,686,286	(a)
WEC Energy Group Inc.		40,091	2,776,703

Total Multi-Utilities			9,815,777

TOTAL UTILITIES			22,094,148

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $316,415,938)			320,198,909

RATE
SHORT-TERM INVESTMENTS - 1.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $5,305,349)	2.482%	5,305,349	5,305,349

TOTAL INVESTMENTS - 99.7% (Cost - $321,721,287)			325,504,258
Other Assets in Excess of Liabilities - 0.3%			1,063,638

TOTAL NET ASSETS - 100.0%			$326,567,896

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$9,339,020	$25,591,409	—	$34,930,429
Consumer Discretionary	28,522,956	10,194,295	—	38,717,251
Consumer Staples	31,949,629	14,076,538	—	46,026,167
Energy	3,987,225	13,454,227	—	17,441,452
Financials	23,466,901	12,835,830	—	36,302,731
Health Care	34,384,428	7,856,834	—	42,241,262
Industrials	13,807,149	13,289,183	—	27,096,332
Information Technology	40,944,205	5,161,903	—	46,106,108
Materials	3,826,421	—	—	3,826,421
Real Estate	—	5,416,608	—	5,416,608
Utilities	14,647,603	7,446,545	—	22,094,148
Total Long-Term Investments	204,875,537	115,323,372	—	320,198,909
Short-Term Investments†	5,305,349	—	—	5,305,349

Total Investments	$210,180,886	$115,323,372	—	$325,504,258

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2018, securities valued at $115,323,372 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019